UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%

	Shares	Value
CONSUMER DISCRETIONARY — 11.9%
Johnson Controls	59,000	$2,265,010
McDonald’s	29,350	2,162,215
Walt Disney	60,000	2,332,200
Whirlpool	15,700	1,342,350

		8,101,775

CONSUMER STAPLES — 10.3%
Coca-Cola	20,600	1,294,710
PepsiCo	32,700	2,102,937
Procter & Gamble	29,650	1,871,804
Wal-Mart Stores	30,625	1,717,144

		6,986,595

ENERGY — 13.8%
Chevron	28,000	2,658,040
ConocoPhillips	45,500	3,251,430
Exxon Mobil	43,302	3,493,606

		9,403,076

FINANCIAL SERVICES — 10.9%
JPMorgan Chase	54,300	2,440,242
NYSE Euronext	81,500	2,592,515
Wells Fargo	74,000	2,399,080

		7,431,837

HEALTH CARE — 14.5%
Abbott Laboratories	44,028	1,988,304
Becton Dickinson	24,400	2,023,980
Johnson & Johnson	29,432	1,759,151
Novartis ADR	37,800	2,111,508
Teva Pharmaceutical Industries ADR	36,200	1,978,330

		9,861,273

INDUSTRIAL — 12.7%
Caterpillar	19,700	1,911,097
Eaton	26,600	2,871,736
Union Pacific	16,500	1,561,395
United Technologies	28,000	2,276,400

		8,620,628

INFORMATION SERVICES — 18.2%
Accenture, Cl A	50,500	2,599,235
Hewlett-Packard	55,250	2,524,372
Intel	71,600	1,536,536
International Business Machines	18,500	2,997,000
Microsoft	97,249	2,696,229

		12,353,372

MATERIALS — 6.2%
Air Products & Chemicals	20,600	1,797,350

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
EI du Pont de Nemours	48,000	$2,432,640

		4,229,990

Total Common Stock (Cost $58,617,703)		66,988,546

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.130% (A) (Cost $1,828,194)	1,828,194	1,828,194

Total Investments— 101.2% (Cost $60,445,897)†		$68,816,740

     Percentages are based on Net Assets of $68,015,476.

(A)	The rate reported is the 7-day effective yield as of January 31, 2011.

ADR	American Depositary Receipt

Cl	Class
As of January 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
For the quarter ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $60,445,897, and the unrealized appreciation and depreciation were $8,992,963 and $(622,120), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.
HIM-QH-001-1500

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011